Retirement and Welfare Benefits (Details) - Retirement and Welfare Benefits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement and Welfare Benefits (Details) [Line Items]
Provision for employee benefits	$ 457,998	$ 734,917	$ 289,679
Cost of revenue	20,545	34,240	9,945
Selling and marketing expenses	90,542	228,140	76,971
General and administrative expenses	83,886	156,129	75,104
Research and development expenses	$ 263,025	$ 316,408	$ 127,660